DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 2) (USD $)		3 Months Ended
	Oct. 14, 2011	Mar. 31, 2012 Foreign Exchange Contract [Member] Financial Expenses Net [Member]	Mar. 31, 2011 Foreign Exchange Contract [Member] Financial Expenses Net [Member]	Mar. 31, 2012 Swap [Member] Financial Expenses Net [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts		$ 14,000,000	$ 50,000,000	$ 5,000,000
Purchase price in US dollars	$ 6,500,000,000